EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Equity [Abstract]
EQUITY

NOTE 11. EQUITY

Preferred Stock

The Company has been authorized to issue 750,000,000 shares of $0.086 par value Preferred Stock. The Board of Directors is expressly vested with the authority to divide any or all of the Preferred Stock into series and to fix and determine the relative rights and preferences of the shares of each series so established, within certain guidelines established in the Articles of Incorporation.

Each share of Series A Convertible Preferred Stock shall have ten (10) votes per share and may be converted into ten (10) shares of $0.086 par value common stock. The holders of the Series A Convertible Preferred Stock shall be entitled to receive, when, if and as declared by the Board, out of funds legally available therefore, cumulative dividends payable in cash. The annual interest rate at which cumulative preferred dividends will accrue on each share of Series A Convertible Preferred Stock is 0%. In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company, before any distribution of assets of the Corporation shall be made to or set apart for the holders of the Common Stock and subject and subordinate to the rights of secured creditors of the Company, the holders of Series A Preferred Stock shall receive an amount per share equal to the greater of (i) one dollar ($1.00), adjusted for any recapitalization, stock combinations, stock dividends (whether paid or unpaid), stock options and the like with respect to such shares, plus any accumulated but unpaid dividends (whether or not earned or declared) on the Series A Convertible Preferred Stock, and (ii) the amount such holder would have received if such holder has converted its shares of Series A Convertible Preferred Stock to common stock, subject to but immediately prior to such liquidation.

The Series B Convertible Preferred Stock shall have no voting rights and may be converted into 245 shares of $0.086 par value common stock. The holders of the Series B Convertible Preferred Stock are not entitled to receive dividends payable, except that holder of Series B Preferred would be entitled to receive dividends paid on account of the common stock. In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company, the Holders shall be entitled to receive out of the assets, whether capital or surplus, of the Corporation the same amount that a holder of Common Stock would receive if the Preferred Stock were fully converted (disregarding for such purposes any conversion limitations hereunder) to Common Stock which amounts shall be paid pari passu with all holders of Common Stock..

In January 2022, the Company issued 9,076 shares of its newly designated Series B convertible preferred stock through the Private Placement for the purpose of raising capital. See Note 9 - Warrant Liabilities for proceeds received by the Company.

As of March 31, 2022 and December 31, 2021, there were 0 shares of Series A Convertible Preferred Stock issued and outstanding, and 9,076 and 0 shares of Series B convertible Preferred Stock, respectively, issued and outstanding.

Common Stock

The Company has been authorized to issue 2,000,000,000 shares of common stock, $0.086 par value. Each share of issued and outstanding common stock shall entitle the holder thereof to fully participate in all shareholder meetings, to cast one vote on each matter with respect to which shareholders have the right to vote, and to share ratably in all dividends and other distributions declared and paid with respect to common stock, as well as in the net assets of the corporation upon liquidation or dissolution.

In February 2021, the Company issued 2,070,000 shares of common stock through a stock offering for the purpose of raising capital. The Company received gross proceeds of $12,420,000 for the issuance of these common shares.

In February 2021, Reliance Global Holdings, LLC, a related party, converted $3,800,000 of outstanding debt into 633,333 shares of common stock. The conversion considered the fair market value of the stock on the day of conversion of $6.00 for total shares issued as a result of 633,333.

In May 2021, the Company issued 14,925 shares of common stock pursuant to the acquisition of the Kush Acquisition.

In January 2022, the Company issued 2,670,892 shares of common stock through the Private Placement for the purpose of raising capital. See Note 9 - Warrant Liabilities for proceeds received by the Company.

In January 2022, the Company issued 606,037 shares of common stock pursuant to the Medigap Acquisition.

In January 2022, upon agreement with Series A warrant holders, 375,000 warrants were exercised at a price of $6.60 into 375,000 of the Company’s common stock.

In March 2022, the Company issued 6,000 shares of the Company’s common stock due to the vesting of 6,000 stock awards pursuant to an employee agreement.

As of March 31, 2022 and December 31, 2021, there were 11,337,109 and 10,956,109 shares of Common Stock outstanding, respectively.

Stock Options

During the year ended December 31, 2019, the Company adopted the Reliance Global Group, Inc. 2019 Equity Incentive Plan (the “Plan”) under which options exercisable for shares of common stock have been or may be granted to employees, directors, consultants, and service providers. A total of 700,000 shares of common stock are reserved for issuance under the Plan. At March 31, 2022, there were 466,083 shares of common stock reserved for future awards under the Plan. The Company issues new shares of common stock from the shares reserved under the Plan upon exercise of options.

The Plan is administered by the Board of Directors (the “Board”). The Board is authorized to select from among eligible employees, directors, and service providers those individuals to whom options are to be granted and to determine the number of shares to be subject to, and the terms and conditions of the options. The Board is also authorized to prescribe, amend, and rescind terms relating to options granted under the Plan. Generally, the interpretation and construction of any provision of the Plan or any options granted hereunder is within the discretion of the Board.

The Plan provides that options may or may not be Incentive Stock Options (ISOs) within the meaning of Section 422 of the Internal Revenue Code. Only employees of the Company are eligible to receive ISOs, while employees, non-employee directors, consultants, and service providers are eligible to receive options which are not ISOs, i.e. “Non-Statutory Stock Options.” The options granted by the Board in connection with its adoption of the Plan were Non-Statutory Stock Options.

The fair value of each option granted is estimated on the grant date using the Black-Scholes option pricing model or the value of the services provided, whichever is more readily determinable. The Black-Scholes option pricing model takes into account, as of the grant date, the exercise price and expected life of the option, the current price of the underlying stock and its expected volatility, expected dividends on the stock and the risk-free interest rate for the term of the option.

The following is a summary of the stock options granted, forfeited or expired, and exercised under the Plan for the three months ended March 31, 2022 and March 31, 2021 respectively:

	Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2021	163,913	$15.50	2.61	$-
Granted	-	-	-	-
Forfeited or expired	-	-	-	-
Exercised	-	-	-	-
Outstanding at March 31, 2022	163,913	$15.50	2.37	-

	Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2020	233,917	$15.43	3.63	$-
Granted	-	-	-	-
Forfeited or expired	-	-	-	-
Exercised	-	-	-	-
Outstanding at March 31, 2021	233,917	$15.22	3.38	$-

The following is a summary of the Company’s non-vested stock options as of March 31, 2022 and March 31, 2021 respectively:

Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)
Non-vested at December 31, 2021		53,803	$15.14	0.90
Granted		-	-	-
Vested		-	-	-
Forfeited or expired		-	-	-
Non-vested at March 31, 2022		53,803	$15.14	0.82

	Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)
Non-vested at December 31, 2020	159,542	$13.39	2.53
Granted	-	-	-
Vested	-	-	-
Forfeited or expired	-	-	-
Non-vested at March 31, 2021	159,542	$14.87	2.34

For the three months ended March 31, 2022, the Board did not approve any options to be issued pursuant to the Plan.

As of March 31, 2022, the Company determined that the options granted had a total fair value of $2,541,360, which will be amortized in future periods through February 2024. During the three months ended March 31, 2022, the Company recognized $63,382 of compensation expense relating to the stock options granted to employees, directors, and consultants. As of March 31, 2022, unrecognized compensation expense totaled $132,364 which will be recognized on a straight-line basis over the vesting period or requisite service period through February 2024.

The intrinsic value is calculated as the difference between the market value and the exercise price of the shares on March 31, 2022. The market value as of March 31, 2022 was $4.31 based on the closing bid price for March 31, 2022.

As of March 31, 2021 the Company determined that the options granted had a total fair value of $3,386,156. During the three months ended March 31, 2021, the Company recognized $232,684 of compensation expense relating to the stock options granted to employees, directors, and consultants. As of March 31, 2021, unrecognized compensation expense totaled $801,698.

The intrinsic value is calculated as the difference between the market value and the exercise price of the shares on March 31, 2021. The market values as of March 31, 2021 was $4.36 based on the closing bid price for March 31, 2021.

The Company estimated the fair value of each stock option on the grant date using a Black-Scholes option-pricing model. Black-Scholes option-pricing models require the Company to make predictive assumptions regarding future stock price volatility, recipient exercise behavior, and dividend yield. The Company estimated the future stock price volatility using the historical volatility over the expected term of the option. The expected term of the options was computed by taking the mid-point between the vesting date and expiration date. The following assumptions were used in the Black-Scholes option-pricing model, not accounting for the Reverse Split:

	Three Months Ended March 31, 2022	Three Months Ended March 31, 2021
Exercise price	$0.16 - $0.26	$0.16 - $0.26
Expected term	3.25 to 3.75 years	3.25 to 3.75 years
Risk-free interest rate	0.38% - 2.43%	0.38% - 2.43%
Estimated volatility	293.07% - 517.13%	293.07% - 517.13%
Expected dividend	-	-
Option price at valuation date	$0.12 - $0.27	$0.12 - $0.31

Warrants

As a part of the Company’s offering, the Company issued 2,070,000 Series A Warrants. These warrants are classified as equity warrants because of provisions, pursuant to the warrant agreement, that permit the holder obtain a fixed number of shares for a fixed monetary amount. The warrants are standalone equity securities that are transferable without the Company’s consent or knowledge. The warrants were recorded at a value per the offering of $0.01. The warrants may be exercised at any point from the effective date until the 5-year anniversary of issuance and are not subject to standard anti-dilution provisions. The Series A Warrants are exercisable at a per share exercise price equal to 110% of the public offering price of one share of common stock and accompanying Series A Warrant, $6.00. Per Common Stock above, 375,000 of these warrants were exercised in January 2022, resulting in 1,695,000 Series A warrants issued and outstanding at March 31, 2022.

In January 2022, as a result of the issuance of common stock in the January 2022 stock offering and the Medigap Acquisition, the Company received a deficiency notification from Nasdaq indicating violation of Listing Rule 5365(a). As part of its remediation plan, in March 2022, the Company entered into Exchange Agreements with the holders of common stock issued in January 2022. Pursuant to the Exchange Agreements, the Company issued 3,276,929 Series C prepaid warrants in exchange for 3,276,929 shares of the Company’s common stock. Additionally, as compensation for entering into the Exchange Agreements, the Company issued 1,222,498 Series D prepaid warrants to the January 2022 stock offering investors for no additional consideration. The fair value of the Series D prepaid warrants was treated as a deemed dividend and accordingly was treated as a reduction from income available to common stockholders in the calculation of earnings per share. Refer to Note 12, Earnings (Loss) Per Share for additional information.

On May 18, 2022, the Company received a letter from the Nasdaq that based upon confirmation from the Company that the shareholder approval of its January 2022 financing and Medigap acquisition is effective as of May 18, 2022 (20 calendar days after the mailing of its Definitive Schedule 14C to its shareholders), that the Company is now in compliance with Listing Rule 5635(d), and the matter is now closed, and the shares which were exchanged for the Series C Warrants have now been reexchanged into shares of common stock of the Company.

Equity-based Compensation

In 2021, three employees received a signing bonus of shares of the Company’s common stock to be issued after the completion of a service period ranging from one to three years of service. The shares granted in 2021 were valued at $110,240. For the three months ended March 31, 2022, compensation expense on these grants totaled $10,328.

In 2022, two existing employees were awarded a bonus consisting of shares of the Company’s common stock to be vested immediately. The shares granted in 2022 were valued at $666,250. For the three months ended March 31, 2022, compensation expense on these grants totaled $666,250. As of March 31, 2022 these shares have not been issued.

Total stock compensation expense for the three months ended March 31, 2022 and 2021 was $739,960 and $246,966, respectively

NOTE 10. EQUITY

Preferred Stock

The Company has been authorized to issue 750,000,000 shares of $0.086 par value Preferred Stock. The Board of Directors is expressly vested with the authority to divide any or all of the Preferred Stock into series and to fix and determine the relative rights and preferences of the shares of each series so established, within certain guidelines established in the Articles of Incorporation.

Each share of Series A Convertible Preferred Stock shall have ten (10) votes per share and may be converted into ten (10) shares of $0.086 par value common stock. The holders of the Series A Convertible Preferred Stock shall be entitled to receive, when, if and as declared by the Board, out of funds legally available therefore, cumulative dividends payable in cash. The annual interest rate at which cumulative preferred dividends will accrue on each share of Series A Convertible Preferred Stock is 0%. In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company, before any distribution of assets of the Corporation shall be made to or set apart for the holders of the Common Stock and subject and subordinate to the rights of secured creditors of the Company, the holders of Series A Preferred Stock shall receive an amount per share equal to the greater of (i) one dollar ($1.00), adjusted for any recapitalization, stock combinations, stock dividends (whether paid or unpaid), stock options and the like with respect to such shares, plus any accumulated but unpaid dividends (whether or not earned or declared) on the Series A Convertible Preferred Stock, and (ii) the amount such holder would have received if such holder has converted its shares of Series A Convertible Preferred Stock to common stock, subject to but immediately prior to such liquidation.

On February 11, 2021, Reliance Global Holdings, LLC, a related party, converted 394,493 shares of Series A Convertible Preferred Stock into 3,944,930 shares of common stock.

On November 5, 2021, Reliance Global Holdings, LLC, a related party, converted 1,167 shares of Series A Convertible Preferred Stock into 11,670 shares of common stock.

As of December 31, 2021 and 2020, there were 0 and 395,640 shares of Series A Convertible Preferred Stock issued and outstanding.

Common Stock

The Company has been authorized to issue 2,000,000,000 shares of common stock, $0.086 par value. Each share of issued and outstanding common stock shall entitle the holder thereof to fully participate in all shareholder meetings, to cast one vote on each matter with respect to which shareholders have the right to vote, and to share ratably in all dividends and other distributions declared and paid with respect to common stock, as well as in the net assets of the corporation upon liquidation or dissolution.

On January 21, 2021 pursuant to authority granted by the Board of Directors of the Company, the Company implemented a 1-for-85.71 reverse split of the Company’s issued and outstanding common stock simultaneously with its up listing to the Nasdaq Capital Market (the “Reverse Split”). The number of authorized shares remains unchanged. All share and per share information has been retroactively adjusted to reflect the Reverse Split for all periods presented, unless otherwise indicated.

In February 2021, The Company issued 23,338 shares of common stock pursuant to software purchase, valued at $340,000.

In February 2021, the Company issued 2,070,000 shares of common stock through a stock offering for the purpose of raising capital. The Company received gross proceeds of $12,420,000 for the issuance of these common shares.

In February 2021, Reliance Global Holdings, LLC, a related party, converted $3,800,000 of outstanding debt into 633,333 shares of common stock. The conversion considered the fair market value of the stock on the day of conversion of $6.00 for total shares issued as a result of 633,333.

In March 2021, the Company issued 15,000 shares of the Company’s common stock to a vendor for services valued at $91,050.

In June 2021, the Company issued 14,925 shares of common stock pursuant to the acquisition of the Kush Acquisition, valued at $50,000.

As of December 31, 2021 and December 31, 2020, there were 10,956,109 and 4,241,028 shares of Common Stock outstanding, respectively.

Stock Options

During the year ended December 31, 2019, the Company adopted the Reliance Global Group, Inc. 2019 Equity Incentive Plan (the “Plan”) under which options exercisable for shares of common stock have been or may be granted to employees, directors, consultants, and service providers. A total of 700,000 shares of common stock are reserved for issuance under the Plan. At December 31, 2021, there were 163,913 shares of common stock reserved for future awards under the Plan. The Company issues new shares of common stock from the shares reserved under the Plan upon exercise of options.

The Plan is administered by the Board of Directors (the “Board”). The Board is authorized to select from among eligible employees, directors, and service providers those individuals to whom options are to be granted and to determine the number of shares to be subject to, and the terms and conditions of the options. The Board is also authorized to prescribe, amend, and rescind terms relating to options granted under the Plan. Generally, the interpretation and construction of any provision of the Plan or any options granted hereunder is within the discretion of the Board.

The Plan provides that options may or may not be Incentive Stock Options (ISOs) within the meaning of Section 422 of the Internal Revenue Code. Only employees of the Company are eligible to receive ISOs, while employees, non-employee directors, consultants, and service providers are eligible to receive options which are not ISOs, i.e. “Non-Statutory Stock Options.” The options granted by the Board in connection with its adoption of the Plan were Non-Statutory Stock Options.

The fair value of each option granted is estimated on the grant date using the Black-Scholes option pricing model or the value of the services provided, whichever is more readily determinable. The Black-Scholes option pricing model takes into account, as of the grant date, the exercise price and expected life of the option, the current price of the underlying stock and its expected volatility, expected dividends on the stock and the risk-free interest rate for the term of the option.

The following is a summary of the stock options granted, forfeited or expired, and exercised under the Plan for the years ended December 31, 2021 and 2020 respectively:

	Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2020	233,917	$15.43	3.63	$-
Granted		-	-	-
Forfeited or expired	(70,004)	14.57	2.68	-
Exercised	-	-	-	-
Outstanding at December 31, 2021	163,913	$15.50	2.61	-

	Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2019	229,833	$15.43	3.87	$2,995,640
Granted	27,417	30.86	4.28	-
Forfeited or expired	(23,333)	33.43	4.23	-
Exercised	-	-	-	-
Outstanding at December 31, 2020	233,917	$15.43	3.63	-

The following is a summary of the Company’s non-vested stock options as of December 31, 2021 and 2020 respectively:

	Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)
Non-vested at December 31, 2020	159,542	$13.39	2.53
Granted	-	-	-
Vested	(49,732)	13.76	0.82
Forfeited or expired	(56,007)	14.57	2.68
Non-vested at December 31, 2021	53,803	$15.14	0.90

	Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)
Non-vested at December 31, 2019	212,333	$15.43	4.30
Granted	27,417	30.86	4.28
Vested	(56,875)	13.39	2.53
Forfeited or expired	(23,333)	33.43	4.23
Non-vested at December 31, 2020	159,542	$13.39	2.53

For the period ended December 31, 2021, the Board did not approve any options to be issued pursuant to the Plan.

During the year ended December 31, 2020, the Board approved options to be issued pursuant to the Plan to a certain employee totaling 23,333 shares and another employee totaling 4,083. These options were granted with an exercise price greater than the market value of the common stock on the date of grant and have a contractual term of 5 years. The options vest ratably over a 4-year period through various dates in 2024 and remain subject to forfeiture if vesting conditions are not met. Compensation cost is recognized on a straight-line basis over the vesting period or requisite service period.

During the years ended December 31, 2021 and 2020, various employee terminations occurred resulting in option forfeitures of 70,004 and 23,333 respectively.

As of December 31, 2021, the Company determined that the options granted had a total fair value of $2,541,360, which will be amortized in future periods through February 2024. During the year ended December 31, 2021, the Company recognized $576,160 of compensation expense relating to the stock options granted to employees, directors, and consultants. As of December 31, 2021, unrecognized compensation expense totaled $195,746 which will be recognized on a straight-line basis over the vesting period or requisite service period through February 2024.

The intrinsic value is calculated as the difference between the market value and the exercise price of the shares on December 31, 2021. The market value as of December 31, 2021 was $6.44 based on the closing bid price for December 31, 2021.

As of December 31, 2020 the Company determined that the options granted had a total fair value of $3,386,156. During the year ended December 31, 2020, the Company recognized $1,304,401 of compensation expense relating to the stock options granted to employees, directors, service providers and consultants. As of December 31, 2020, unrecognized compensation expense totaled $1,034,381.

The intrinsic value is calculated as the difference between the market value and the exercise price of the shares on December 31, 2020. The market values as of December 31, 2020 was $6.43 based on the closing bid price for December 31, 2020.

The Company estimated the fair value of each stock option on the grant date using a Black-Scholes option-pricing model. Black-Scholes option-pricing models require the Company to make predictive assumptions regarding future stock price volatility, recipient exercise behavior, and dividend yield. The Company estimated the future stock price volatility using the historical volatility over the expected term of the option. The expected term of the options was computed by taking the mid-point between the vesting date and expiration date. The following assumptions were used in the Black-Scholes option-pricing model, not accounting for the Reverse Split:

	Year Ended December 31, 2021	Year Ended December 31, 2020
Exercise price	$0.16 - $0.26	$0.16 - $0.39
Expected term	3.25 to 3.75 years	3.25 to 3.75 years
Risk-free interest rate	0.38% - 2.43%	0.26% - 2.43%
Estimated volatility	293.07% - 517.13%	293.07% - 517.13%
Expected dividend	-	-
Option price at valuation date	$0.12 - $0.27	$0.12 - $0.31

Warrants

As a part of the Company’s offering, the Company issued 2,070,000 Series A Warrants. These warrants are classified as equity warrants because of provisions, pursuant to the warrant agreement, that permit the holder obtain a fixed number of shares for a fixed monetary amount. The warrants are standalone equity securities that are transferable without the Company’s consent or knowledge. The warrants were recorded at a value per the offering of $0.01. The warrants may be exercised at any point from the effective date until the 5-year anniversary of issuance and are not subject to standard anti-dilution provisions. The Series A Warrants are exercisable at a per share exercise price equal to 110% of the public offering price of one share of common stock and accompanying Series A Warrant, $6.00.

See Note 13 for warrant commitments.

Equity-based Compensation

In 2021, three employees received a signing bonus of shares of the Company’s common stock to be issued after the completion of a service period ranging from one to three years of service. The shares granted in 2021 were valued at $110,240. For the year ended December 31, 2021, compensation expense on these grants totaled $81,917.

Total stock compensation expense for the year ended December 31, 2021 and 2020 was $749,127 and $1,471,068, respectively